Average Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund	MSCI Emerging Markets Index One Year	MSCI Emerging Markets Index Five Years	MSCI Emerging Markets Index Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class I After Taxes on Distributions One Year	Class I After Taxes on Distributions Five Years	Class I After Taxes on Distributions Ten Years	Class I After Taxes on Distributions and Sales One Year	Class I After Taxes on Distributions and Sales Five Years	Class I After Taxes on Distributions and Sales Ten Years
Total	18.31%	12.79%	3.63%	4.46%	7.76%	1.72%	4.41%	7.56%	1.53%	3.34%	6.58%	1.54%